UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8104
                                    --------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  09/30
                          --------
Date of reporting period: 12/31/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Clover Core Fixed Income Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            MORTGAGE-BACKED OBLIGATIONS -- 46.7%
$  834,707  FHLMC CMO Ser 3225 Class
               EO PO (A), .00%, 10/15/36                           $    650,043
   650,190  FHLMC CMO/REMIC Ser
               3100 PO (A), .00%, 1/15/36                               581,198
   236,180  FHLMC Giant Gold Pool
               #11570, 5.00%, 4/1/19                                    243,813
   555,970  FHLMC Gold #08062, 5.00%, 6/1/35                            568,937
   580,594  FHLMC Gold #08168, 6.00%, 12/1/36                           598,762
   501,846  FHLMC Pool #C01844, 4.50%, 4/1/34                           509,758
       532  FNMA CMO/REMIC Ser 1994-17,
               Class H, 6.00%, 2/25/09                                      531
   406,176  FNMA Pool #254759, 4.50%, 6/1/18                            417,781
   544,218  FNMA Pool #255111, 5.50%, 3/1/34                            558,867
    32,207  FNMA Pool #535301, 6.50%, 4/1/15                             33,493
   337,903  FNMA Pool #694431, 5.00%, 3/1/18                            348,824
   291,180  FNMA Pool #738783, 7.00%, 2/1/25                            308,221
   359,625  FNMA Pool #888284, 5.50%, 4/1/37                            369,081
   278,858  FNMA Pool #890042, 5.50%, 7/1/22                            287,700
   294,989  FNMA Pool #975116, 5.00%, 5/1/38                            301,500
   594,955  GNMA CMO PAC-1(11) Ser 2006-26
               PO (A), .00%, 6/20/36                                    503,311
    90,187  GNMA CMO/REMIC Ser 2004-59,
               Class DA, 5.00%, 6/16/34                                  92,445
       947  GNMA Pool #196477, 10.00%, 4/15/10                            1,030
    12,915  GNMA Pool #202886, 8.00%, 3/15/17                            13,815
     3,224  GNMA Pool #221235, 8.50%, 7/15/17                             3,446
    11,325  GNMA Pool #331786, 8.00%, 8/15/22                            12,044
    63,207  GNMA Pool #376400, 6.50%, 2/15/24                            66,230
    60,667  GNMA Pool #439478, 7.00%, 1/15/27                            64,283
   129,888  GNMA Pool #457921, 5.50%, 12/15/28                          134,791
    86,335  GNMA Pool #462622, 6.50%, 3/15/28                            90,746
    35,612  GNMA Pool #533974, 6.50%, 5/15/32                            37,431
    85,170  GNMA Pool #570400, 6.50%, 9/15/31                            89,521
    26,206  GNMA Pool #781029, 6.50%, 5/15/29                            27,627
   124,489  GNMA Pool #781096, 6.50%, 12/15/28                          131,229
    59,511  GNMA Pool #781231, 7.00%, 12/15/30                           61,882
    95,450  GNMA Pool #781276, 6.50%, 4/15/31                           100,641
    57,188  GNMA Pool #781328, 7.00%, 9/15/31                            60,509
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY
            MORTGAGE-BACKED OBLIGATIONS                            $  7,269,490
--------------------------------------------------------------------------------

            NON-AGENCY MORTGAGE-BACKED
            SECURITY -- 1.0%
   300,000  Countrywide Alternative Loan
               Trust, Ser 2005-J13, Class 2A8,
               5.50%, 11/25/35                                     $    157,112
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 28.2%
            FINANCIALS -- 10.7%
   250,000  Associates Corp. NA, 6.95%, 11/1/18                         247,055
   300,000  Ford Motor Credit Co. LLC,
               8.63%, 11/1/10                                           227,108
   200,000  Goldman Sachs Group, 6.13%, 2/15/33                         182,332
   300,000  Key Bank NA, 5.80%, 7/1/14                                  264,042
   650,000  Lehman Brothers Holdings,
               MTN (B), 8.00%, 3/5/09                                    61,750
   500,000  Morgan Stanley, MTN (B),
               7.50%, 1/23/09                                           375,000
   450,000  SLM, MTN Ser A, 5.38%, 5/15/14                              303,693
--------------------------------------------------------------------------------
                                                                      1,660,980
--------------------------------------------------------------------------------

            UTILITIES -- 7.2%
   350,000  AES, 9.38%, 9/15/10                                         332,500
   215,000  Consolidated Natural
               Gas, Ser C, 6.25%, 11/1/11                               216,092
   320,000  Dominion Resources, Inc.,
               7.00%, 6/15/38                                           312,695
   300,000  Exelon Generation, 6.20%, 10/1/17                           258,004
--------------------------------------------------------------------------------
                                                                      1,119,291
--------------------------------------------------------------------------------

            CONSUMER STAPLES -- 5.6%
   367,000  Conagra Foods, 7.88%, 9/15/10                               379,752
   250,000  Kraft Foods, Inc., 6.50%, 8/11/17                           251,286
   250,000  Philip Morris International, Inc.,
               5.65%, 5/16/18                                           247,833
--------------------------------------------------------------------------------
                                                                        878,871
--------------------------------------------------------------------------------

            ENERGY -- 3.0%
   475,000  XTO Energy, 7.50%, 4/15/12                                  469,470
--------------------------------------------------------------------------------

            MATERIALS -- 1.7%
   351,000  Alcoa, 5.72%, 2/23/19                                       263,588
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                  $  4,392,200
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 6.8%
   250,000  U.S. Treasury Bond, 5.50%, 8/15/28                          337,890
   180,000  U.S. Treasury Note, 4.38%, 12/15/10                         193,317
   300,000  U.S. Treasury Note, 3.38%, 11/30/12                         326,977
   175,000  U.S. Treasury Note, 4.25%, 8/15/13                          198,967
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                        $  1,057,151
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            OBLIGATION -- 6.2%
   750,000  TVA, 5.88%, 4/1/36                                     $    965,700
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Clover Core Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            COMMERCIAL MORTGAGE-BACKED
            SECURITIES -- 8.8%
$  500,000  CS First Boston Mortgage Securities,
               Ser 2005-C5, Class A3,
               5.10%, 8/15/38                                      $    394,803
   497,767  Merrill Lynch Mortgage Investors,
               Ser 1998-C1, Class A3,
               6.72%, 11/15/26                                          475,726
   600,000  Wachovia Bank Commercial
               Mortgage Trust, Ser 2003-C5,
               Class B, 4.11%, 6/15/35                                  503,318
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL
            MORTGAGE-BACKED SECURITIES                             $  1,373,847
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 2.0%
   311,224  Touchstone Institutional
               Money Market Fund^                                  $    311,224
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.7%
            (Cost $16,617,542)                                     $ 15,526,724

            OTHER ASSETS IN EXCESS
            OF LIABILITIES -- 0.3%                                       48,481
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $ 15,575,205
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

(B) Variable rate security - the rate reflected is the rate in effect on December 31, 2008.

CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
PO - Principal Only Security
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.4%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 34.1%
American Campus Communities, Inc.+                        48,495   $    993,178
Anworth Mortgage Asset Corp.                             132,195        850,014
Argo Group International Holdings Ltd.*                   35,121      1,191,304
Aspen Insurance Holdings Ltd.                             45,565      1,104,951
Cash America International, Inc.                          12,500        341,875
City Holding Co.                                          27,725        964,276
Columbia Banking System, Inc.                             58,520        698,144
Dime Community Bancshares, Inc.                           33,475        445,218
East West Bancorp, Inc.                                   33,250        531,003
F.N.B. Corp.+                                             49,680        655,776
First Merchants Corp.                                     17,915        397,892
First Niagara Financial Group, Inc.                       82,535      1,334,591
FirstMerit Corp.                                          48,450        997,586
Flushing Financial Corp.                                  62,675        749,593
Hanover Insurance Group, Inc.                             31,145      1,338,301
Highwoods Properties, Inc.                                27,765        759,650
Home Properties, Inc.                                     22,365        908,019
IBERIABANK Corp.                                          26,085      1,252,080
Independent Bank Corp.                                    32,685        855,040
Investment Technology Group, Inc.*                        29,505        670,354
IPC Holdings Ltd.                                         33,755      1,009,275
LTC Properties, Inc.                                      44,045        893,233
MFA Mortgage Investments, Inc.                           116,860        688,305
Montpelier Re Holdings Ltd.                               42,490        713,407
Nara Bancorp, Inc.                                        46,810        460,142
National Penn Bancshares, Inc.+                           33,930        492,324
National Retail Properties, Inc.+                         59,000      1,014,210
Navigators Group, Inc.*                                   17,365        953,512
New Alliance Bancshares, Inc.+                            77,475      1,020,346
Phoenix Companies, Inc.                                   59,090        193,224
Platinum Underwriters Holdings Ltd.                       44,480      1,604,837
Potlatch Corp.+                                           22,346        581,219
ProAssurance Corp.*                                        8,100        427,518
Prosperity Bancshares, Inc.+                              29,320        867,579
Senior Housing Properties Trust                           31,860        570,931
South Financial Group, Inc.                               77,200        333,504
Sterling Bancshares, Inc.                                 84,252        512,252
Sterling Financial Corp.*+                                50,125        441,100
Sun Communities, Inc.+                                    57,150        800,100
Trustmark Corp.                                           26,900        580,771
UCBH Holdings, Inc.+                                      70,000        481,600
Washington Federal, Inc.                                  20,400        305,184
--------------------------------------------------------------------------------
                                                                     31,983,418
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.8%
Arris Group, Inc.*                                        76,000        604,200
Avocent Corp.*                                            30,130        539,628
Black Box Corp.                                           31,485        822,387
Brocade Communications Systems, Inc.*                     95,745        268,086
CommScope, Inc.*                                          16,845        261,771
CSG Systems International, Inc.*                          27,755        484,880
CTS Corp.                                                 42,445        233,872
Digital River, Inc.*                                      18,545        459,916
EarthLink, Inc.*+                                         99,245        670,896
Fairchild Semiconductor International, Inc.*              71,245        348,388
Finisar Corp.*                                           377,494        143,448
Insight Enterprises, Inc.*                                52,125        359,663
j2 Global Communications, Inc.*                           32,390        649,096
NICE Systems Ltd. ADR*                                    28,985        651,293
Perot Systems Corp., Class A*+                            52,640        719,589
SeaChange International, Inc.*                           169,550      1,222,455
SonicWALL, Inc.*                                          91,940        365,921
SPSS, Inc.*+                                              20,995        566,025
Symmetricom, Inc.*                                        74,165        292,952
Technitrol, Inc.                                          41,200        143,376
TriQuint Semiconductor, Inc.*                            112,900        388,376
United Online, Inc.                                      109,585        665,181
VeriFone Holdings, Inc.*+                                 35,675        174,808
Vignette Corp.*                                           47,970        451,398
Zoran Corp.*+                                             76,785        524,442
--------------------------------------------------------------------------------
                                                                     12,012,047
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.4%
A.O. Smith Corp.                                          22,055        651,064
American Commercial Lines, Inc.*+                         66,675        326,708
Ampco-Pittsburgh Corp.                                    21,895        475,122
Ceradyne, Inc.*                                           34,660        703,945
Consolidated Graphics, Inc.*                              10,370        234,777
EnPro Industries, Inc.*                                   20,285        436,939
GrafTech International Ltd.*                              73,025        607,568
HUB Group, Inc., Class A*                                 28,525        756,768
Hubbell, Inc., Class B                                    25,760        841,837
Interline Brands, Inc.*                                   68,835        731,716
JetBlue Airways Corp.*                                   179,800      1,276,579
Orbital Sciences Corp.*+                                  51,320      1,002,279
Pacer International, Inc.+                                28,860        301,010
School Specialty, Inc.*+                                  25,740        492,149
UAL Corp.*                                                46,025        507,196
URS Corp.*                                                32,853      1,339,416
--------------------------------------------------------------------------------
                                                                     10,685,073
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.5%
99 Cents Only Stores*+                                    74,790        817,455
ArvinMeritor, Inc.+                                       47,865        136,415
Asbury Automotive Group, Inc.*                            63,860        291,840
Brown Shoe Co., Inc.                                      89,125        754,889
Build-A-Bear Workshop, Inc.*                              89,162        433,327
CEC Entertainment, Inc.*                                  19,320        468,510
Ethan Allen Interiors, Inc.+                              22,530        323,756
Hot Topic, Inc.*                                         116,690      1,081,715
Jackson Hewitt Tax Service, Inc.+                         40,445        634,582
JAKKS Pacific, Inc.*                                      39,705        819,114
Regis Corp.                                               38,700        562,311
Rent-A-Center, Inc.*+                                     44,410        783,837
Service Corp. International                               63,605        316,117
Skechers U.S.A., Inc., Class A*                           70,230        900,349
Tenneco, Inc.*                                            44,415        131,024

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.4% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.5% (CONTINUED)
Wet Seal, Inc., Class A*+                                125,480   $    372,676
Zale Corp.*+                                              19,245         64,086
--------------------------------------------------------------------------------
                                                                      8,892,003
--------------------------------------------------------------------------------

UTILITIES -- 8.4%
AGL Resources, Inc.                                       23,955        750,989
Atmos Energy Corp.+                                       32,915        780,086
Avista Corp.                                              53,475      1,036,345
Black Hills Corp.                                         25,285        681,684
Cleco Corp.                                               39,145        893,680
MGE Energy, Inc.                                          20,055        661,815
Nicor, Inc.+                                              18,405        639,390
ONEOK, Inc.                                               14,215        413,941
Southwest Gas Corp.                                       22,655        571,359
UniSource Energy Corp.                                    21,520        631,827
Westar Energy, Inc.                                       39,635        812,914
--------------------------------------------------------------------------------
                                                                      7,874,030
--------------------------------------------------------------------------------

HEALTH CARE -- 7.2%
AMERIGROUP Corp.*+                                        33,350        984,491
Celera Corp.*                                             35,930        399,901
Chemed Corp.                                               9,230        367,077
Haemonetics Corp.*                                         9,125        515,563
ICU Medical, Inc.*                                        22,975        761,392
Invacare Corp.+                                           35,725        554,452
Magellan Health Services, Inc.*                           12,050        471,878
Par Pharmaceutical Cos., Inc.*                            62,230        834,504
PSS World Medical, Inc.*+                                 41,755        785,829
Symmetry Medical, Inc.*                                   35,260        281,022
Varian, Inc.*                                             14,180        475,172
ViroPharma, Inc.*                                         23,300        303,366
--------------------------------------------------------------------------------
                                                                      6,734,647
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.7%
Church & Dwight Co., Inc.+                                13,470        755,936
Elizabeth Arden, Inc.*                                    42,290        533,277
Pantry, Inc.*                                             37,905        813,062
Sanderson Farms, Inc.                                     19,700        680,832
Spartan Stores, Inc.+                                     40,240        935,580
TreeHouse Foods, Inc.*                                    63,785      1,737,504
Universal Corp.                                           26,490        791,256
--------------------------------------------------------------------------------
                                                                      6,247,447
--------------------------------------------------------------------------------

ENERGY -- 4.7%
Bronco Drilling Co., Inc.*                                18,760        121,190
Cabot Oil & Gas Corp.                                     37,060        963,559
Forest Oil Corp.*                                         21,924        361,527
Foundation Coal Holdings, Inc.                            33,545        470,301
GulfMark Offshore, Inc.*+                                 11,375        270,611
Holly Corp.                                               29,850        544,166
Nordic American Tanker Shipping Ltd.+                      8,120        274,050
Pioneer Drilling Co.*                                     33,060        184,144
USEC, Inc.*+                                             208,490        936,120
Whiting Petroleum Corp.*                                   8,460        283,072
--------------------------------------------------------------------------------
                                                                      4,408,740
--------------------------------------------------------------------------------

MATERIALS -- 4.6%
Buckeye Technologies, Inc.*                               54,470        198,271
Chemtura Corp.*                                          102,900        144,060
Clearwater Paper Corp.*                                        1              5
Compass Minerals International, Inc.                      23,195      1,360,618
Ferro Corp.                                               34,710        244,706
Hecla Mining Co.*                                         75,655        211,834
Innospec, Inc.                                            29,980        176,582
Kaiser Aluminum Corp.                                     10,395        234,095
Myers Industries, Inc.                                    61,070        488,560
OM Group, Inc.*                                           20,185        426,105
Spartech Corp.                                            58,250        364,645
Stillwater Mining Co.*+                                   97,405        481,181
--------------------------------------------------------------------------------
                                                                      4,330,662
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 93,168,067
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.7%
Invesco AIM Liquid Assets Portfolio **                18,869,506     18,869,506
Touchstone Institutional
   Money Market Fund^                                  1,531,495      1,531,495
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 20,401,001
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.1%
(Cost $142,809,760)                                                $113,569,068

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.1%)                    (19,753,365)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 93,815,703
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $18,720,610.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Healthcare and Biotechnology Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 94.9%                                   SHARES       VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 94.9%
Abbott Laboratories                                       62,200   $  3,319,614
Acorda Therapeutics, Inc.*                                43,239        886,832
Alcon, Inc.                                               16,330      1,456,473
Alexion Pharmaceuticals, Inc.*                            16,400        593,516
Allergan, Inc.                                            38,020      1,532,966
Amedisys, Inc.*+                                          29,440      1,217,050
AmerisourceBergen Corp.                                   17,460        622,624
Auxilium Pharmaceuticals, Inc.*                           17,100        486,324
Baxter International, Inc.                                54,970      2,945,842
Beckman Coulter, Inc.                                      6,230        273,746
Becton, Dickinson & Co.                                   18,330      1,253,589
Biogen Idec, Inc.*                                        19,450        926,404
Cardinal Health, Inc.+                                    13,950        480,857
Covidien Ltd.                                             48,540      1,759,090
Endo Pharmaceuticals Holdings, Inc.*+                     27,880        721,534
Express Scripts, Inc.*+                                   46,600      2,562,068
Genentech, Inc.*                                           9,670        801,740
Genzyme Corp.*                                            33,040      2,192,865
Gilead Sciences, Inc.*+                                   75,450      3,858,512
Haemonetics Corp.*                                         9,260        523,190
Intuitive Surgical, Inc.*                                  2,050        260,330
Johnson & Johnson                                         72,040      4,310,152
Myriad Genetics, Inc.*                                    11,510        762,653
Omnicare, Inc.+                                           31,350        870,276
Onyx Pharmaceuticals, Inc.*                               17,740        605,998
OSI Pharmaceuticals, Inc.*+                               24,820        969,221
Perrigo Co.+                                              21,440        692,726
ResMed, Inc.*                                             14,450        541,586
Thoratec Corp.*+                                          25,210        819,073
United Therapeutics Corp.*+                               21,570      1,349,204
UnitedHealth Group, Inc.                                  78,360      2,084,376
WellPoint, Inc.*                                          24,870      1,047,773
West Pharmaceutical Services, Inc.                         9,610        362,970
Wyeth                                                     51,720      1,940,017
XenoPort, Inc.*                                           46,800      1,173,744
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 46,204,935
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 2.7%
HEALTH CARE -- 2.7%
CSL Ltd.                                                  54,260   $  1,300,588
--------------------------------------------------------------------------------

INVESTMENT FUND -- 18.8%
Invesco AIM Liquid Assets Portfolio **                 9,151,600   $  9,151,600
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.4%
(Cost $55,976,224)                                                 $ 56,657,123

LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.4%)                     (8,003,482)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 48,653,641
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $8,892,175.

**    Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.1%                                   SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.1%
Accenture Ltd. (Bermuda)                                   6,955   $    228,054
Aixtron AG ADR (Germany)*                                 38,288        261,124
ARM Holdings PLC ADR (Britain)                            72,000        277,200
Canon, Inc. ADR (Japan)                                   14,925        468,645
Hitachi Ltd. ADR (Japan)                                  11,196        438,211
Konami Corp. ADR (Japan)                                  14,083        364,186
Logitech International S.A.
   ADR (Switzerland)*                                     21,761        339,036
Nidec Corp. ADR (Japan)                                   19,819        194,424
Nintendo Co. Ltd. ADR (Japan)                             11,762        561,637
Nokia Oyj ADR (Finland)                                   23,363        364,463
Research In Motion Ltd. (Canada)*                          6,448        261,660
SAP AG ADR (Germany)                                      14,369        520,446
Trend Micro, Inc. ADR (Japan)                             11,131        389,585
--------------------------------------------------------------------------------
                                                                      4,668,671
--------------------------------------------------------------------------------

HEALTH CARE -- 17.9%
Alcon, Inc. ADR (Switzerland)                              4,927        439,439
AstraZeneca PLC ADR (Britain)                              7,888        323,645
Bayer AG ADR (Germany)                                     9,280        551,232
Covidien Ltd. (United States)                              6,917        250,672
Fresenius Medical Care AG & Co.
   KGaA ADR (Germany)                                      7,888        372,156
GlaxoSmithKline PLC ADR (Britain)                         11,229        418,505
ICON PLC ADR (Ireland)*                                   15,809        311,279
Novartis AG ADR (Switzerland)                              7,451        370,762
Novo-Nordisk A/S ADR (Denmark)                            14,099        724,547
Teva Pharmaceutical Industries
   Ltd. ADR (Israel)                                       9,734        414,376
--------------------------------------------------------------------------------
                                                                      4,176,613
--------------------------------------------------------------------------------

FINANCIALS -- 12.7%
ACE Ltd. ADR (Switzerland)                                 3,965        209,828
Allianz SE ADR (Germany)                                  38,040        411,973
AXA ADR (France)                                          26,568        596,982
Banco Santander S.A. ADR (Spain)                          47,828        453,887
Credit Suisse Group ADR (Switzerland)                     14,191        401,038
HSBC Holdings PLC ADR (Britain)                            6,374        310,223
ING Groep N.V. ADR (Netherlands)                          17,379        192,907
Mitsubishi UFJ Financial Group, Inc.
   ADR (MUFG) (Japan)                                     61,403        381,313
--------------------------------------------------------------------------------
                                                                      2,958,151
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 10.5%
America Movil ADR (Mexico)                                 6,885        213,366
BT Group PLC ADR (Britain)                                19,519        389,990
China Mobile Ltd. ADR (Hong Kong)                          8,801        447,531
NTT DoCoMo, Inc. ADR (Japan)                              18,434        361,675
Telefonica S.A. ADR (Spain)                               10,300        694,117
Vodafone Group PLC ADR (Britain)                          16,478        336,810
--------------------------------------------------------------------------------
                                                                      2,443,489
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.7%
British American Tobacco PLC ADR (Britain)                11,676        618,127
Diageo PLC ADR (Britain)                                   6,934        393,435
Nestle S.A. ADR (Switzerland)                             17,288        682,876
Tesco PLC ADR (Britain)                                   20,315        321,993
--------------------------------------------------------------------------------
                                                                      2,016,431
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.7%
ABB Ltd. ADR (Switzerland)                                18,788        282,008
BAE Systems PLC ADR (Britain)                             12,151        271,089
Chicago Bridge & Iron Co.
   N.V. ADR (Netherlands)                                 10,808        108,620
Kubota Corp. ADR (Japan)                                  14,471        521,969
Siemens AG ADR (Germany)                                   5,037        381,553
--------------------------------------------------------------------------------
                                                                      1,565,239
--------------------------------------------------------------------------------

ENERGY -- 6.5%
EnCana Corp. (Canada)                                      6,707        311,741
Santos Ltd. ADR (Australia)                                6,658        294,617
Schlumberger Ltd. (United States)                          4,489        190,019
StatoilHydro ASA ADR (Norway)                             23,234        387,078
Total S.A. ADR (France)                                    6,075        335,948
--------------------------------------------------------------------------------
                                                                      1,519,403
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.9%
Makita Corp. ADR (Japan)                                  11,536        255,868
Panasonic Corp. ADR (Japan)                               45,475        565,710
Sony Corp. ADR (Japan)                                    14,967        327,328
--------------------------------------------------------------------------------
                                                                      1,148,906
--------------------------------------------------------------------------------

MATERIALS -- 4.6%
ArcelorMittal ADR (Luxembourg)                             6,421        157,892
BASF AG ADR (Germany)                                      8,277        325,370
Companhia Vale do Rio Doce ADR (Brazil)                   12,766        154,596
Potash Corp. of Saskatchewan, Inc. (Canada)                2,515        184,148
Syngenta AG ADR (Switzerland)                              6,157        240,985
--------------------------------------------------------------------------------
                                                                      1,062,991
--------------------------------------------------------------------------------

UTILITIES -- 4.5%
E.ON AG ADR (Germany)                                     14,790        602,693
Veolia Environnement ADR (France)                         14,293        453,231
--------------------------------------------------------------------------------
                                                                      1,055,924
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 22,615,818
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 6.4%
Touchstone Institutional
   Money Market Fund^                                  1,491,614   $  1,491,614
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.5%
(Cost $29,738,791)                                                 $ 24,107,432

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.5%)                        (822,674)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 23,284,758
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.2%                                   SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.6%
Alliance Data Systems Corp.*+                            105,010   $  4,886,115
BMC Software, Inc.*                                       90,310      2,430,242
FLIR Systems, Inc.*                                       83,750      2,569,450
Global Payments, Inc.                                     89,920      2,948,477
Harris Corp.                                              59,770      2,274,249
Itron, Inc.*+                                             41,330      2,634,374
McAfee, Inc.*                                            121,380      4,196,107
SAIC, Inc.*                                              152,690      2,974,401
Sybase, Inc.*+                                           211,847      5,247,449
Synopsys, Inc.*                                          204,700      3,791,044
--------------------------------------------------------------------------------
                                                                     33,951,908
--------------------------------------------------------------------------------

INDUSTRIALS -- 17.0%
AMETEK, Inc.                                              82,310      2,486,585
Armstrong World Industries, Inc.*                         59,470      1,285,741
Brink's Co.+                                              83,060      2,232,653
Copart, Inc.*+                                            52,000      1,413,880
Covanta Holding Corp.*                                   182,140      3,999,794
FTI Consulting, Inc.*                                     51,030      2,280,020
Kansas City Southern*                                     54,210      1,032,701
Kirby Corp.*                                              50,675      1,386,468
Lincoln Electric Holdings, Inc.+                          54,310      2,766,008
Quanta Services, Inc.*                                    76,400      1,512,720
Republic Services, Inc.                                  138,830      3,441,596
Roper Industries, Inc.                                    64,300      2,791,263
URS Corp.*                                                82,650      3,369,641
Wabtec Corp.+                                             66,770      2,654,108
--------------------------------------------------------------------------------
                                                                     32,653,178
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.0%
Burger King Holdings, Inc.                               138,450      3,306,186
DeVry, Inc.                                               32,350      1,857,214
Dollar Tree, Inc.*+                                       97,790      4,087,621
DreamWorks Animation SKG, Class A*                       121,040      3,057,470
Family Dollar Stores, Inc.                               123,970      3,231,898
H&R Block, Inc.+                                         202,550      4,601,935
Hasbro, Inc.+                                             71,710      2,091,781
Jarden Corp.*+                                            81,000        931,500
O'Reilly Automotive, Inc.*+                              104,740      3,219,708
PetSmart, Inc.                                           139,950      2,582,078
Sherwin-Williams Co. (The)                                30,010      1,793,098
--------------------------------------------------------------------------------
                                                                     30,760,489
--------------------------------------------------------------------------------

FINANCIALS -- 11.0%
Arch Capital Group Ltd.*                                  48,620      3,408,262
Brown & Brown, Inc.                                      103,190      2,156,671
Commerce Bancshares, Inc.+                                21,730        955,034
Cullen/Frost Bankers, Inc.+                               29,770      1,508,744
Douglas Emmett, Inc.                                     158,490      2,069,879
Essex Property Trust+                                     22,140      1,699,245
Hanover Insurance Group, Inc.                             77,360      3,324,159
KeyCorp+                                                 215,560      1,836,571
New York Community Bancorp, Inc.                         175,484      2,098,789
W.R. Berkley Corp.                                        68,870      2,134,970
--------------------------------------------------------------------------------
                                                                     21,192,324
--------------------------------------------------------------------------------

HEALTH CARE -- 10.6%
Cephalon, Inc.*+                                          44,850      3,455,244
Forest Laboratories, Inc.*                                75,630      1,926,296
King Pharmaceuticals, Inc.*+                             295,040      3,133,325
Laboratory Corp. of America Holdings*+                    43,330      2,790,885
Omnicare, Inc.+                                          150,640      4,181,766
Perrigo Co.+                                              82,770      2,674,299
Teleflex, Inc.                                            44,790      2,243,979
--------------------------------------------------------------------------------
                                                                     20,405,794
--------------------------------------------------------------------------------

UTILITIES -- 9.3%
CenterPoint Energy, Inc.                                 278,960      3,520,475
DPL, Inc.                                                139,630      3,189,149
Integrys Energy Group, Inc.+                              74,500      3,202,010
NSTAR+                                                   109,120      3,981,789
UGI Corp.                                                162,480      3,967,762
--------------------------------------------------------------------------------
                                                                     17,861,185
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.1%
Alberto-Culver Co.                                       131,680      3,227,477
Church & Dwight Co., Inc.+                                68,920      3,867,790
Clorox Co. (The)                                          53,930      2,996,351
Constellation Brands, Inc., Class A*                     118,550      1,869,534
J.M. Smucker Co. (The)                                    61,600      2,670,976
Ralcorp Holdings, Inc.*                                   17,380      1,014,992
--------------------------------------------------------------------------------
                                                                     15,647,120
--------------------------------------------------------------------------------

ENERGY -- 4.6%
Continental Resources, Inc.*+                             40,380        836,270
FMC Technologies, Inc.*+                                  56,250      1,340,438
NuStar Energy LP                                          35,780      1,469,127
Penn Virginia Corp.                                       56,000      1,454,880
Plains All American Pipeline LP                           61,070      2,118,517
Range Resources Corp.                                     44,810      1,541,016
--------------------------------------------------------------------------------
                                                                      8,760,248
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
Martin Marietta Materials, Inc.                           16,550      1,606,674
Sigma-Aldrich Corp.+                                      48,090      2,031,322
--------------------------------------------------------------------------------
                                                                      3,637,996
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.1%
SBA Communications Corp., Class A*+                      130,460      2,129,107
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $186,999,349
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 28.9%
Invesco AIM Liquid Assets Portfolio **                48,600,755   $ 48,600,755
Touchstone Institutional
   Money Market Fund^                                  7,092,957      7,092,957
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 55,693,712
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 126.1%
(Cost $276,041,138)                                                $242,693,061

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.1%)                    (50,288,327)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $192,404,734
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $48,200,279.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Premium Yield Equity Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.4%                                   SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 19.4%
Colgate-Palmolive Co.                                     11,055   $    757,709
Kraft Foods, Inc., Class A                                15,815        424,633
McCormick & Co., Inc.                                     13,670        435,526
Procter & Gamble Co.                                       9,190        568,125
Sysco Corp.                                               19,360        444,118
Unilever N.V.                                             12,730        312,522
--------------------------------------------------------------------------------
                                                                      2,942,633
--------------------------------------------------------------------------------

ENERGY -- 15.1%
Enerplus Resources Fund                                   23,940        468,745
Hugoton Royalty Trust                                     35,745        573,707
Kinder Morgan Management LLC*                             18,802        751,704
Spectra Energy Corp.                                      30,705        483,297
--------------------------------------------------------------------------------
                                                                      2,277,453
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 12.5%
AT&T, Inc.                                                21,365        608,903
BCE, Inc.                                                 21,265        435,720
BT Group PLC ADR                                           8,335        166,533
Telefonica S.A.  ADR                                       5,310        357,841
Windstream Corp.                                          34,915        321,218
--------------------------------------------------------------------------------
                                                                      1,890,215
--------------------------------------------------------------------------------

HEALTH CARE -- 11.5%
Abbott Laboratories                                        9,740        519,824
Johnson & Johnson                                         11,775        704,498
Merck & Co., Inc.                                         16,940        514,976
--------------------------------------------------------------------------------
                                                                      1,739,298
--------------------------------------------------------------------------------

UTILITIES -- 11.3%
CMS Energy Corp.                                          22,235        224,574
National Grid PLC ADR                                      7,400        373,404
NiSource, Inc.                                            35,400        388,338
ONEOK, Inc.                                               14,855        432,577
Pepco Holdings, Inc.                                      16,345        290,287
--------------------------------------------------------------------------------
                                                                      1,709,180
--------------------------------------------------------------------------------

FINANCIALS -- 9.5%
Apartment Investment & Management Co.                     28,231        326,068
Arthur J. Gallagher & Co.                                 18,000        466,380
Potlatch Corp.                                             9,800        254,898
Wilmington Trust Corp.                                    17,390        386,754
--------------------------------------------------------------------------------
                                                                      1,434,100
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 7.4%
Microchip Technology, Inc.                                17,300        337,869
Paychex, Inc.                                             17,600        462,528
Taiwan Semiconductor
   Manufacturing Co. Ltd. ADR                             39,784        314,294
--------------------------------------------------------------------------------
                                                                      1,114,691
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.4%
Genuine Parts Co.                                         10,135        383,711
McDonald's Corp.                                           6,930        430,977
--------------------------------------------------------------------------------
                                                                        814,688
--------------------------------------------------------------------------------

MATERIALS -- 2.9%
Clearwater Paper Corp.*                                        4             34
Nucor Corp.                                                9,405        434,511
--------------------------------------------------------------------------------
                                                                        434,545
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.4%
R. R. Donnelley & Sons Co.                                13,000        176,540
Seaspan Corp.                                             20,400        181,356
--------------------------------------------------------------------------------
                                                                        357,896
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 14,714,699
--------------------------------------------------------------------------------

INVESTMENT FUND -- 2.3%
Touchstone Institutional
   Money Market Fund^                                    341,396   $    341,396
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $20,698,399)                                                 $ 15,056,095

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                            41,728
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 15,097,823
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Sands Capital Select Growth Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.2%                                   SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 30.1%
Apple, Inc.*                                             222,650   $ 19,003,178
Broadcom Corp., Class A*                                 527,000      8,943,190
EMC Corp.*                                               838,900      8,783,283
Google, Inc., Class A*                                    68,500     21,074,024
QUALCOMM, Inc.                                           265,700      9,520,031
Salesforce.com, Inc.*+                                   283,300      9,068,433
Visa, Inc., Class A                                      272,295     14,281,873
--------------------------------------------------------------------------------
                                                                     90,674,012
--------------------------------------------------------------------------------

HEALTH CARE -- 23.8%
Abraxis BioScience*+                                      46,025      3,033,968
Allergan, Inc.                                           390,000     15,724,800
Genzyme Corp.*                                           296,000     19,645,520
Intuitive Surgical, Inc.*+                                89,200     11,327,508
Mindray Medical International Ltd. ADR+                  266,600      4,798,800
Stryker Corp.                                            188,000      7,510,600
Varian Medical Systems, Inc.*+                           278,000      9,741,120
--------------------------------------------------------------------------------
                                                                     71,782,316
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
Amazon.com, Inc.*+                                       408,000     20,922,240
Las Vegas Sands Corp.*+                                1,511,734      8,964,583
Starbucks Corp.*                                       1,120,000     10,595,200
--------------------------------------------------------------------------------
                                                                     40,482,023
--------------------------------------------------------------------------------

ENERGY -- 12.9%
FMC Technologies, Inc.*+                                 313,600      7,473,088
National-Oilwell Varco, Inc.*                            693,133     16,940,171
Schlumberger Ltd.                                        339,265     14,361,087
--------------------------------------------------------------------------------
                                                                     38,774,346
--------------------------------------------------------------------------------

FINANCIALS -- 10.4%
CME Group, Inc.+                                          38,600      8,033,046
IntercontinentalExchange, Inc.*                          222,630     18,353,617
Moody's Corp.+                                           244,600      4,914,014
--------------------------------------------------------------------------------
                                                                     31,300,677
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.1%
America Movil SAB de C.V. ADR                            300,900      9,324,891
--------------------------------------------------------------------------------

MATERIALS -- 2.7%
Monsanto Co.                                             115,900      8,153,565
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.8%
Iron Mountain, Inc.*+                                    218,700      5,408,451
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $295,900,281
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 17.2%
Invesco AIM Liquid Assets Portfolio **                47,308,757   $ 47,308,757
Touchstone Institutional
   Money Market Fund^                                  4,580,544      4,580,544
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 51,889,301
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.4%
(Cost $459,310,598)                                                $347,789,582
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.4%)                    (46,442,929)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $301,346,653
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $47,380,159.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 60.1%
$  600,811  FHLMC CMO/REMIC Ser 2510,
               Class TA, 4.000%, 6/15/32                           $    604,346
   641,688  FHLMC CMO/REMIC Ser 2515,
               Class ED, 5.000%, 3/15/17                                648,099
 1,117,358  FHLMC CMO/REMIC Ser 2543,
               Class YJ, 4.500%, 3/15/32                              1,127,034
   766,034  FHLMC CMO/REMIC Ser 2566,
               Class LM, 4.500%, 4/15/32                                771,472
   667,992  FHLMC CMO/REMIC Ser 2575,
               Class QP, 4.500%, 11/15/31                               670,982
   386,200  FHLMC CMO/REMIC Ser 2583,
               Class ND, 4.250%, 12/15/10                               386,597
   677,227  FHLMC CMO/REMIC Ser 2590,
               Class QY, 3.750%, 4/15/28                                672,792
 1,291,210  FHLMC CMO/REMIC Ser 2590,
               Class UL, 3.750%, 3/15/32                              1,292,599
 1,025,536  FHLMC CMO/REMIC Ser 2596,
               Class QE, 4.000%, 3/15/33                              1,027,718
 2,216,613  FHLMC CMO/REMIC Ser 2649,
               Class PJ, 3.500%, 6/15/33                              2,150,042
 1,008,137  FHLMC CMO/REMIC Ser 2682,
               Class HG, 4.000%, 4/15/17                              1,013,061
 1,659,371  FHLMC CMO/REMIC Ser 2744,
               Class TA, 5.500%, 3/15/26                              1,657,966
   380,472  FHLMC CMO/REMIC Ser 2892,
               Class A, 5.000%, 5/15/21                                 385,158
   912,835  FHLMC CMO/REMIC Ser 3138,
               Class PA, 5.500%, 2/15/27                                933,566
   732,042  FHLMC CMO/REMIC Ser 3178,
               Class MA, 6.000%, 10/15/26                               748,396
   132,118  FHLMC Pool #C66916, 7.000%, 5/1/32                          138,844
   114,316  FHLMC Pool #D94598, 6.500%, 4/1/21                          119,624
    85,958  FHLMC Pool #E97227, 7.000%, 9/1/14                           88,056
     1,240  FHLMC Pool #G10288, 6.000%, 9/1/09                            1,255
    14,177  FHLMC Pool #G10446, 6.500%, 2/1/11                           14,729
   158,680  FHLMC Pool #G30085, 7.500%, 10/1/17                         167,963
    10,329  FNMA CMO/REMIC Ser 1999-15,
               Class PC, 6.000%, 9/25/18                                 10,445
   774,784  FNMA CMO/REMIC Ser 2002-71,
               Class AP, 5.000%, 11/25/32                               791,294
   980,128  FNMA CMO/REMIC Ser 2003-106,
               Class WC, 4.500%, 8/25/18                                987,886
   773,706  FNMA CMO/REMIC Ser 2003-119,
               Class PU, 4.000%, 11/25/33                               772,466
   530,045  FNMA CMO/REMIC Ser 2003-19,
               Class ME, 4.000%, 1/25/33                                529,885
   190,961  FNMA CMO/REMIC Ser 2003-30,
               Class MB, 4.000%, 6/25/27                                190,711
 2,517,439  FNMA CMO/REMIC Ser 2003-34,
               Class GJ, 4.000%, 2/25/33                              2,531,300
   752,919  FNMA CMO/REMIC Ser 2003-42,
               Class CA, 4.000%, 5/25/33                                756,588
   235,263  FNMA CMO/REMIC Ser 2003-66,
               Class AP, 3.500%, 11/25/32                               229,742
 1,842,390  FNMA CMO/REMIC Ser 2006-2,
               Class GH, 5.500%, 6/25/32                              1,863,934
     8,784  FNMA Pool #250477, 6.000%, 1/1/11                             9,124
     6,714  FNMA Pool #303096, 7.500%, 12/1/09                            6,751
    83,474  FNMA Pool #313429, 7.000%, 3/1/12                            86,381
   155,725  FNMA Pool #323441, 7.000%, 12/1/13                          157,970
   166,597  FNMA Pool #323832, 7.500%, 7/1/29                           176,715
     9,814  FNMA Pool #334593, 7.000%, 5/1/24                            10,430
   380,319  FNMA Pool #546474, 7.000%, 1/1/15                           394,289
       259  FNMA Pool #6222, 9.000%, 4/1/16                                 263
   465,041  FNMA Pool #647567, 6.000%, 6/1/17                           484,220
   267,145  FNMA Pool #665773, 7.500%, 6/1/31                           283,518
   578,300  FNMA Pool #725284, 7.000%, 11/1/18                          599,542
    18,688  GNMA ARM Pool #8426 (A),
               5.125%, 11/20/18                                          18,867
   863,747  GNMA CMO/REMIC Ser 2002-72,
               Class AB, 4.500%, 10/20/32                               877,883
     5,492  GNMA Pool #2707, 5.500%, 1/20/14                              5,701
     5,708  GNMA Pool #2802, 5.500%, 7/20/14                              5,925
    94,533  GNMA Pool #2843, 5.500%, 11/20/14                            98,118
    77,805  GNMA Pool #344233, 8.000%, 2/15/23                           82,692
   189,789  GNMA Pool #345123, 8.000%, 12/15/23                         201,709
    36,967  GNMA Pool #462486, 6.500%, 1/15/13                           38,969
    51,889  GNMA Pool #569337, 6.500%, 4/15/22                           53,888
    75,502  GNMA Pool #578189, 6.000%, 2/15/32                           78,179
    89,209  GNMA Pool #780322, 8.000%, 11/15/22                          94,795
    39,373  GNMA Pool #780327, 8.000%, 11/15/17                          42,046
   288,863  GNMA Pool #780604, 7.000%, 7/15/12                          302,845
    88,878  GNMA Pool #814, 8.000%, 8/20/17                              94,714
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                            $ 27,490,084
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 3.7%
            FINANCIALS -- 3.7%
 1,000,000  American Express Credit
               Company, MTN (A), 1.871%, 1/27/09                        923,714
   250,000  Morgan Stanley, 3.875%, 1/15/09                             249,928
   500,000  Wells Fargo & Co., MTN,
               3.980%, 10/29/10                                         496,016
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                  $  1,669,658
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATION -- 6.6%
 3,000,000  Overseas Private Investment
               Corp. (A), .650%, 1/7/09                            $  3,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 2.8%
            PENNSYLVANIA -- 2.8%
$  750,000  Commonwealth Fing Auth RB,
               Ser A, 3.860%, 6/1/11                               $    759,953
   500,000  Pennsylvania State Tpk
               Commn BANS RB, Ser B,
               5.290%, 10/15/09                                         500,610
--------------------------------------------------------------------------------
            TOTAL MUNICIPAL BONDS                                  $  1,260,563
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 8.6%
   730,421  Caterpillar Financial Asset Trust
               Ser 2008-A, Class A2B (A),
               1.620%, 1/25/09                                          730,421
 1,500,000  CNH Equipment Trust, Ser 2008-B,
               Class A3B (A), 2.595%, 1/15/09                         1,393,670
 1,427,989  Harley-Davidson Motorcycle
               Trust Ser 2006-1, Class A2,
               5.040%, 10/15/12                                       1,421,633
   417,272  Wells Fargo Mortgage Backed
               Securities, Ser 2006-16, Class A12,
               5.000%, 11/25/36                                         392,287
--------------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES                          $  3,938,011
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 18.3%
 8,398,124  Touchstone Institutional
               Money Market Fund^                                  $  8,398,124
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 100.1%
            (Cost $45,714,989)                                     $ 45,756,440
            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.1%)                                   (54,478)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $ 45,701,962
================================================================================

 ^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A)
 Variable rate security - the rate reflected is the rate in effect on December 31, 2008.

ARM - Adjustable Rate Mortgage
BANS - Bond Anticipation Notes
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.9%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 39.2%
Allied World Assurance Company
   Holdings Ltd.                                          30,250   $  1,228,150
AMERISAFE, Inc.*                                          19,880        408,136
Argo Group International Holdings Ltd.*                   36,320      1,231,974
Berkshire Hills Bancorp, Inc.                             42,222      1,302,971
Cash America International, Inc.                          35,440        969,284
Corporate Office Properties Trust                         31,890        979,023
Crawford & Co., Class B*                                  58,510        850,735
CVB Financial Corp.+                                     118,590      1,411,221
EastGroup Properties, Inc.                                31,410      1,117,568
EZCORP, Class A*                                         101,360      1,541,686
First Citizens BancShares, Inc.                            7,900      1,207,120
First Commonwealth Financial Corp.+                      101,040      1,250,875
FPIC Insurance Group, Inc.*                               28,516      1,248,430
Green Bankshares, Inc.+                                   48,805        660,815
Harleysville Group, Inc.                                  27,310        948,476
HCC Insurance Holdings, Inc.                              48,800      1,305,400
Hilltop Holdings, Inc.*                                   95,320        928,417
IBERIABANK Corp.                                          26,710      1,282,080
Investors Bancorp, Inc.*+                                 90,270      1,212,326
IPC Holdings Ltd.                                         47,210      1,411,579
Kearny Financial Corp.                                    96,320      1,232,896
MF Global Ltd.*+                                         293,070        597,863
Mid-America Apartment Communities, Inc.                   30,810      1,144,900
Navigators Group, Inc.*                                   32,790      1,800,499
NGP Capital Resources Co.                                 56,900        476,253
Platinum Underwriters Holdings Ltd.                       41,750      1,506,340
Potlatch Corp.+                                           36,980        961,850
ProAssurance Corp.*                                       22,110      1,166,966
Prosperity Bancshares, Inc.+                              48,090      1,422,983
Signature Bank*                                           53,040      1,521,718
SWS Group, Inc.                                           96,420      1,827,159
UCBH Holdings+                                           195,060      1,342,013
--------------------------------------------------------------------------------
                                                                     37,497,706
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.1%
Aceto Corp.                                               67,970        680,380
ARGON ST, Inc.*                                           36,020        679,337
ATC Technology Corp.*                                     36,430        532,971
Cubic Corp.                                               41,040      1,116,288
Energy Recovery, Inc.*                                    88,750        672,725
Genesee & Wyoming, Inc.*                                  38,730      1,181,265
JetBlue Airways Corp.*                                    69,330        492,243
L.B. Foster Co., Class A*                                 34,420      1,076,658
MasTec, Inc.*                                             21,280        246,422
Michael Baker Corp.*                                      38,210      1,410,331
Moog, Inc., Class A*                                      23,070        843,670
Perini Corp.*                                             50,790      1,187,470
Powell Industries, Inc.*                                  29,720        862,474
Sykes Enterprises, Inc.*                                  29,840        570,541
--------------------------------------------------------------------------------
                                                                     11,552,775
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.0%
EMS Technologies, Inc.*                                   21,490        555,946
Exar Corp.*                                              131,570        877,572
Interwoven, Inc.*                                         67,021        844,465
Maximus, Inc.                                             24,540        861,599
Net 1 UEPS Technologies, Inc.*                            75,480      1,034,077
Quest Software, Inc.*                                     55,370        697,108
S1 Corp.*                                                 75,010        591,829
Silicon Laboratories, Inc.*+                              18,730        464,129
Tellabs, Inc.*                                           168,620        694,714
Verigy Ltd.*                                              40,938        393,824
Websense, Inc.*                                           41,790        625,596
Zoran Corp.*+                                            142,280        971,772
--------------------------------------------------------------------------------
                                                                      8,612,631
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.2%
99 Cents Only Stores*+                                   107,970      1,180,112
Aaron Rents, Inc.                                         33,010        878,726
Ascent Media Corp., Class A*                              34,720        758,285
Career Education Corp.*                                   72,310      1,297,242
Fred's, Inc.                                              31,710        341,200
Hillenbrand, Inc.                                          1,240         20,683
PetMed Express, Inc.*+                                    68,430      1,206,421
Tractor Supply Co.*                                       34,410      1,243,577
Tupperware Brands Corp.                                   38,910        883,257
--------------------------------------------------------------------------------
                                                                      7,809,503
--------------------------------------------------------------------------------

HEALTH CARE -- 7.3%
Amedisys, Inc.*+                                          16,580        685,417
AmSurg Corp.*                                             62,310      1,454,316
CONMED Corp.*                                             58,480      1,400,011
Invacare Corp.+                                           37,350        579,672
Par Pharmaceutical Cos., Inc.*                            70,700        948,087
STERIS Corp.                                              30,100        719,089
ViroPharma, Inc.*                                         92,710      1,207,084
--------------------------------------------------------------------------------
                                                                      6,993,676
--------------------------------------------------------------------------------

MATERIALS -- 7.2%
Koppers Holdings, Inc.                                    31,340        677,571
Minerals Technologies, Inc.                               12,290        502,661
OM Group, Inc.*                                           59,310      1,252,034
Rock-Tenn Co.                                             36,240      1,238,683
Sensient Technologies Corp.                               48,830      1,166,060
Stepan Co.                                                20,750        975,043
Texas Industries, Inc.+                                   32,070      1,106,415
--------------------------------------------------------------------------------
                                                                      6,918,467
--------------------------------------------------------------------------------

UTILITIES -- 6.8%
Avista Corp.                                              86,020      1,667,068
New Jersey Resources Corp.+                               50,055      1,969,664
Northwest Natural Gas Co.                                 10,390        459,550
Piedmont Natural Gas Co., Inc.+                           49,790      1,576,849
South Jersey Industries, Inc.                             20,340        810,549
--------------------------------------------------------------------------------
                                                                      6,483,680
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.2%
BJ's Wholesale Club, Inc.*+                               39,300   $  1,346,418
Spartan Stores, Inc.+                                     51,040      1,186,680
TreeHouse Foods, Inc.*                                    18,620        507,209
--------------------------------------------------------------------------------
                                                                      3,040,307
--------------------------------------------------------------------------------

ENERGY -- 2.7%
Comstock Resources, Inc.*                                 18,570        877,433
Oceaneering International, Inc.*                          21,210        618,059
VAALCO Energy, Inc.*                                     140,550      1,045,692
--------------------------------------------------------------------------------
                                                                      2,541,184
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.2%
General Communication, Inc., Class A*                    140,780      1,138,910
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 92,588,839
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.1%
Invesco AIM Liquid Assets Portfolio **                15,120,361     15,120,361
Touchstone Institutional
   Money Market Fund^                                  2,133,103      2,133,103
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 17,253,464
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.0%
(Cost $111,926,506)                                                $109,842,303

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.0%)                    (14,351,589)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 95,490,714
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $14,826,795.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 69.4%
$7,137,179  FHLMC CMO/REMIC Ser 2553,
               Class IH, 5.500%, 10/15/32                          $  1,427,932
 6,057,527  FHLMC CMO/REMIC Ser 2571,
               Class FN (A), 1.845%, 1/15/09                          5,848,353
 1,003,074  FHLMC CMO/REMIC Ser 2575
               Class LM, 4.500%, 5/15/32                              1,010,252
 1,493,103  FHLMC CMO/REMIC Ser 2586,
               Class WA, 4.000%, 12/15/32                             1,487,276
 1,027,693  FHLMC CMO/REMIC Ser 2590,
               Class UL, 3.750%, 3/15/32                              1,028,798
 1,336,041  FHLMC CMO/REMIC Ser 2594,
               Class YA, 4.000%, 4/15/23                              1,338,341
10,289,617  FHLMC CMO/REMIC Ser 2625,
               Class IO, 5.000%, 12/15/31                             1,253,787
 1,230,220  FHLMC CMO/REMIC Ser 2649,
               Class PJ, 3.500%, 6/15/33                              1,193,273
 4,437,704  FHLMC CMO/REMIC Ser 2660,
               Class PB, 5.000%, 8/15/26                              4,494,445
   418,218  FHLMC CMO/REMIC Ser 2682,
               Class HG, 4.000%, 4/15/17                                420,261
   245,890  FHLMC CMO/REMIC Ser 2744,
               Class JX, 3.500%, 1/15/23                                245,669
 3,014,812  FHLMC CMO/REMIC Ser 2770,
               Class FH (A), 1.595%, 1/15/09                          2,907,978
 1,745,651  FHLMC CMO/REMIC Ser 2886,
               Class BF (A), 1.695%, 1/15/09                          1,538,162
 3,424,244  FHLMC CMO/REMIC Ser 2892,
               Class A, 5.000%, 5/15/21                               3,466,423
 4,215,951  FHLMC CMO/REMIC Ser 2921,
               Class JF (A), 1.695%, 1/15/09                          4,057,260
   319,930  FHLMC CMO/REMIC Ser 2925,
               Class CF (A), 1.695%, 1/15/09                            310,570
 1,060,143  FHLMC CMO/REMIC Ser 2956,
               Class YB, 6.950%, 1/15/35                                943,238
 2,282,823  FHLMC CMO/REMIC Ser 3025,
               Class FC (A), 3.430%, 1/1/09                           2,125,745
 3,885,089  FHLMC CMO/REMIC Ser 3033,
               Class AT, 5.000%, 1/15/27                              3,927,156
 1,206,720  FHLMC CMO/REMIC Ser 3033,
               Class BY (A), 3.680%, 1/1/09                           1,138,246
   702,596  FHLMC CMO/REMIC Ser 3038,
               Class TA, 6.700%, 9/15/35                                631,110
 1,793,090  FHLMC CMO/REMIC Ser 3073,
               Class LA, 5.000%, 12/15/17                             1,822,460
 4,919,784  FHLMC CMO/REMIC Ser 3137,
               Class PJ, 5.125%, 12/15/13                             4,910,820
 1,938,173  FHLMC CMO/REMIC Ser 3196,
               Class PA, 5.250%, 8/15/11                              1,975,745
 6,562,305  FHLMC CMO/REMIC Ser 3405,
               Class CI, 5.500%, 1/15/38                                991,024
   113,842  FHLMC Pool #B15413, 8.000%, 3/1/11                          118,855
    38,942  FHLMC Pool #E64944, 7.000%, 7/1/11                           40,346
   290,581  FHLMC Pool #G11072,
               7.500%, 12/1/15                                          305,123
   266,814  FNMA CMO/REMIC Ser 2002-67,
               Class AM, 5.000%, 11/25/15                               267,282
 1,960,256  FNMA CMO/REMIC Ser 2003-106,
               Class WC, 4.500%, 8/25/18                              1,975,773
 1,466,940  FNMA CMO/REMIC Ser 2003-119,
               Class PU, 4.000%, 11/25/33                             1,464,589
   606,927  FNMA CMO/REMIC Ser 2003-19,
               Class ME, 4.000%, 1/25/33                                606,745
 2,099,796  FNMA CMO/REMIC Ser 2003-27,
               Class PC, 4.500%, 5/25/26                              2,106,618
   691,422  FNMA CMO/REMIC Ser 2003-33,
               Class AM, 4.250%, 5/25/33                                709,433
 1,016,916  FNMA CMO/REMIC Ser 2003-33,
               Class AU, 4.000%, 3/25/33                              1,018,852
   787,167  FNMA CMO/REMIC Ser 2003-34,
               Class AD, 4.000%, 1/25/32                                786,732
 3,844,103  FNMA CMO/REMIC Ser 2003-69,
               Class NF (A), 4.350%, 1/1/09                           3,896,031
12,132,407  FNMA CMO/REMIC Ser 2003-79,
               Class XI, 5.000%, 2/25/32                              1,431,418
 4,372,461  FNMA CMO/REMIC Ser 2003-81,
               Class FE (A), 1.895%, 1/25/09                          4,183,801
 7,841,813  FNMA CMO/REMIC Ser 2004-95,
               Class BI, 5.500%, 12/25/24                               854,401
 3,271,270  FNMA CMO/REMIC Ser 2004-96,
               Class LF (A), 2.395%, 1/25/09                          3,165,095
   902,208  FNMA CMO/REMIC Ser 2005-108,
               Class GU, 5.750%, 7/25/35                                911,629
 2,258,497  FNMA CMO/REMIC Ser 2006-109,
               Class JS (A), 6.750%, 1/1/09                           2,198,030
   921,195  FNMA CMO/REMIC Ser 2006-2,
               Class GH, 5.500%, 6/25/32                                931,967
 1,406,016  FNMA CMO/REMIC Ser 2006-73,
               Class PJ, 6.000%, 2/25/28                              1,434,647
 1,232,840  FNMA CMO/REMIC Ser 2007-9,
               Class YA, 5.500%, 3/25/37                              1,224,916
 3,702,485  FNMA CMO/REMIC Ser 2008-35,
               Class IO, 4.500%, 4/25/23                                312,638
11,564,287  FNMA CMO/REMIC Ser 2008-36,
                       Class IA, 4.500%, 10/25/22                       929,092
       796  FNMA Pool #190658, 7.000%, 2/1/09                               800
    49,591  FNMA Pool #253472, 7.500%, 9/1/10                            50,969
   131,953  FNMA Pool #519992, 7.000%, 10/1/14                          137,131
   150,991  FNMA Pool #534851, 7.500%, 4/1/15                           158,231
   121,694  FNMA Pool #535219, 7.500%, 3/1/15                           127,529
    51,108  FNMA Pool #535635, 8.500%, 6/1/12                            53,371
   518,128  FNMA Pool #555646, 7.500%, 9/1/16                           540,339
    30,243  GNMA ARM Pool #8103 (A),
               5.500%, 2/20/16                                           30,804
    34,424  GNMA ARM Pool #8287 (A),
               5.125%, 11/20/17                                          35,006

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 69.4% (CONTINUED)
$   48,931  GNMA ARM Pool #8297 (A),
               5.125%, 12/20/17                                    $     49,052
    85,033  GNMA ARM Pool #8333 (A),
               5.500%, 1/1/09                                            86,771
    50,664  GNMA ARM Pool #8345 (A),
               5.500%, 4/20/18                                           51,789
    71,339  GNMA ARM Pool #8366 (A),
               5.375%, 1/1/09                                            72,761
     2,707  GNMA ARM Pool #8404 (A),
               5.625%, 9/20/18                                            2,733
    29,073  GNMA ARM Pool #8405 (A),
               5.625%, 9/20/18                                           29,333
     5,911  GNMA ARM Pool #8462 (A),
               5.375%, 1/1/09                                             5,979
    33,176  GNMA ARM Pool #8489 (A),
               5.500%, 1/1/09                                            33,930
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                            $ 82,834,865
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 5.2%
   730,421  Caterpillar Financial Asset Trust
               Ser 2008-A, Class A2B (A),
               1.620%, 1/25/09                                          730,421
 1,500,000  CNH Equipment Trust Ser 2008-B,
               Class A3B (A), 2.595%, 1/15/09                         1,393,670
   750,339  Harley-Davidson Motorcycle Trust
               Ser 2005-2, Class A2,
               4.070%, 2/15/12                                          732,226
   749,694  Harley-Davidson Motorcycle
               Trust Ser 2006-1, Class A2,
               5.040%, 10/15/12                                         746,358
 1,000,000  Nissan Auto Lease Trust
               Ser 2008-A, Class A2B (A),
               2.745%, 1/15/09                                        1,000,000
 1,669,088  Wells Fargo Mortgage Backed
               Securities, Ser 2006-16, Class A12,
               5.000%, 11/25/36                                       1,569,148
--------------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES                          $  6,171,823
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
 2,000,000  FNMA, 4.750%, 7/23/13                                     2,004,106
 2,500,000  FNMA, 4.510%, 1/16/14                                     2,503,228
 3,000,000  Overseas Private Investment
               Corp. (A), .650%, 1/7/09 3,000,000
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                     $  7,507,334
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 4.3%
            FINANCIALS -- 4.3%
$2,000,000  American Express Credit
               Company, MTN (A),
               1.871%, 1/27/09                                        1,847,430
   750,000  Morgan Stanley, 3.875%, 1/15/09                             749,783
 1,000,000  PNC Funding Corp., 4.500%, 3/10/10                          992,219
 1,600,000  Wells Fargo & Co., MTN,
               3.980%, 10/29/10                                       1,587,250
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                  $  5,176,682
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 4.4%
            PENNSYLVANIA -- 4.4%
 2,750,000  Commonwealth Fing Auth PA
               Rev, Ser A, 3.860%, 6/1/11                             2,786,493
 2,500,000  Pennsylvania State Tpk Commn
               BANS, Ser B, 5.290%, 10/15/09                          2,503,050
--------------------------------------------------------------------------------
            TOTAL MUNICIPAL BONDS                                  $  5,289,543
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 10.1%
12,040,749  Touchstone Institutional
               Money Market Fund^                                  $ 12,040,749
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.7%
            (Cost $122,271,818)                                    $119,020,996

            OTHER ASSETS IN EXCESS
            OF LIABILITIES -- 0.3%                                      318,338
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $119,339,334
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Variable rate security - the rate reflected is the rate in effect on December 31, 2008.

ARM - Adjustable Rate Mortgage
BANS - Bond Anticipation Notes
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Value Opportunities Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.8%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 19.5%
Assurant, Inc.                                            69,445   $  2,083,350
Bank of America Corp.                                     94,375      1,328,800
Bank of New York Mellon Corp.                            149,435      4,233,493
Citigroup, Inc.                                          213,375      1,431,746
Invesco Ltd.                                             247,340      3,571,590
JPMorgan Chase & Co.+                                    118,060      3,722,432
KeyCorp+                                                 135,780      1,156,846
PNC Financial Services Group, Inc.+                       31,965      1,566,285
Simon Property Group, Inc.+                               42,740      2,270,776
Travelers Cos., Inc. (The)                                44,575      2,014,790
US Bancorp                                               112,910      2,823,879
--------------------------------------------------------------------------------
                                                                     26,203,987
--------------------------------------------------------------------------------

HEALTH CARE -- 15.1%
Amgen, Inc.*+                                             41,925      2,421,169
Boston Scientific Corp.*                                 186,825      1,446,026
Covidien Ltd.                                             50,000      1,812,000
Hospira, Inc.*                                            47,275      1,267,916
Johnson & Johnson                                         51,210      3,063,893
Merck & Co., Inc.                                         85,850      2,609,840
Pfizer, Inc.                                             136,650      2,420,072
WellPoint, Inc.*                                          48,460      2,041,620
Wyeth                                                     87,325      3,275,560
--------------------------------------------------------------------------------
                                                                     20,358,096
--------------------------------------------------------------------------------

ENERGY -- 13.1%
Cabot Oil & Gas Corp.                                     58,615      1,523,990
Chevron Texaco Corp.                                      96,625      7,147,352
Exxon Mobil Corp.                                         86,775      6,927,248
Peabody Energy Corp.                                      89,780      2,042,495
--------------------------------------------------------------------------------
                                                                     17,641,085
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 12.5%
CVS/Caremark Corp.                                        70,280      2,019,847
HJ Heinz Co.                                              95,145      3,577,452
Kraft Foods, Inc.- Class A                                85,660      2,299,971
Lorillard, Inc.                                           50,592      2,850,859
Philip Morris International, Inc.                         51,695      2,249,249
Procter & Gamble Co.+                                     62,070      3,837,168
--------------------------------------------------------------------------------
                                                                     16,834,546
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.0%
H&R Block, Inc.+                                         189,080      4,295,897
Liberty Media Corp.*                                     122,650      2,143,922
McDonald's Corp.                                          37,000      2,301,030
Time Warner, Inc.+                                       324,325      3,262,710
Walt Disney Co.+                                          65,785      1,492,662
--------------------------------------------------------------------------------
                                                                     13,496,221
--------------------------------------------------------------------------------

UTILITIES -- 7.2%
DPL, Inc.                                                102,545      2,342,128
Exelon Corp.                                              75,235      4,183,818
National Fuel Gas Co.+                                   102,240      3,203,179
--------------------------------------------------------------------------------
                                                                      9,729,125
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.1%
General Cable Corp.*                                      72,125      1,275,891
Raytheon Co.                                              47,470      2,422,869
Shaw Group, Inc.*                                         91,635      1,875,768
Waste Management, Inc.*                                   80,410      2,664,788
--------------------------------------------------------------------------------
                                                                      8,239,316
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.1%
AT&T, Inc.                                               143,785      4,097,873
Verizon Communications, Inc.                              81,520      2,763,528
--------------------------------------------------------------------------------
                                                                      6,861,401
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.7%
Corning, Inc.                                            138,920      1,323,908
International Business Machines Corp.+                    23,020      1,937,363
Symantec Corp.*                                          122,050      1,650,116
TriQuint Semiconductor, Inc.*                            393,385      1,353,244
--------------------------------------------------------------------------------
                                                                      6,264,631
--------------------------------------------------------------------------------

MATERIALS -- 3.5%
Alcoa, Inc.+                                             104,205      1,173,348
Ball Corp.                                                85,015      3,535,774
--------------------------------------------------------------------------------
                                                                      4,709,122
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $130,337,530
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.4%
Invesco AIM Liquid Assets Portfolio **                23,782,769     23,782,769
Touchstone Institutional
   Money Market Fund^                                  4,998,170      4,998,170
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 28,780,939
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.2%
(Cost $203,840,281)                                                $159,118,469

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.2%)                    (24,502,277)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $134,616,192
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $23,500,884.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of December 31, 2008:

                                                                            LEVEL 2 -          LEVEL 3 -
                                                                        OTHER SIGNIFICANT     SIGNIFICANT
                                                           LEVEL 1 -       OBSERVABLE        UNOBSERVABLE
INVESTMENTS IN SECURITIES:                               QUOTED PRICES       INPUTS             INPUTS
---------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund                            $     311,224   $    15,215,500     $         --
Diversified Small Cap Value Fund                           113,569,068                --               --
Healthcare and Biotechnology Fund                           56,657,123                --               --
International Growth Fund                                   24,107,432                --               --
Mid Cap Fund                                               242,693,061                --               --
Premium Yield Equity Fund                                   15,056,095                --               --
Sands Capital Select Growth Fund                           347,789,582                --               --
Short Duration Fixed Income Fund                             8,398,124        37,358,316               --
Small Cap Value Opportunities Fund                         109,842,303                --               --
Ultra Short Duration Fixed Income Fund                      12,040,749       106,980,247               --
Value Opportunities Fund                                   159,118,469                --               --

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2008, the following Funds loaned securities and received collateral as follows:

                                               FAIR VALUE OF          VALUE OF
                                                 SECURITIES          COLLATERAL
                                                   LOANED             RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund                $ 18,720,610        $ 18,869,506
Healthcare and Biotechnology Fund               $  8,892,175        $  9,151,600
Mid Cap Fund                                    $ 48,200,279        $ 48,600,755
Sands Capital Select Growth Fund                $ 47,380,159        $ 47,308,757
Small Cap Value Opportunities Fund              $ 14,826,795        $ 15,120,361
Value Opportunities Fund                        $ 23,500,884        $ 23,782,769

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $71,402 in collateral the following business day for securities on loan in the Sands Capital Select Growth Fund as of December 31, 2008.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

FEDERAL TAX INFORMATION -- As of December 31, 2008, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                            GROSS            GROSS          NET UNREALIZED
                                            FEDERAL       UNREALIZED       UNREALIZED        APPRECIATION
                                           TAX COST      APPRECIATION     DEPRECIATION      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund            $ 16,617,550    $     465,563    $  (1,556,389)    $  (1,090,826)
Diversified Small Cap Value Fund         $143,403,184    $   5,083,806    $ (34,917,922)    $ (29,834,116)
Healthcare and Biotechnology Fund        $ 56,206,288    $   4,446,581    $  (3,995,746)    $     450,835
International Growth Fund                $ 29,883,293    $     465,751    $  (6,241,612)    $  (5,775,861)
Mid Cap Fund                             $277,495,088    $   3,761,557    $ (38,563,584)    $ (34,802,027)
Premium Yield Equity Fund                $ 20,698,404    $     174,221    $  (5,816,530)    $  (5,642,309)
Sands Capital Select Growth Fund         $464,752,736    $  14,565,301    $(131,528,455)    $(116,963,154)
Short Duration Fixed Income Fund         $ 45,714,994    $     303,126    $    (261,680)    $      41,446
Small Cap Value Opportunities Fund       $112,806,366    $   5,820,729    $  (8,784,792)    $  (2,964,063)
Ultra Short Duration Fixed Income Fund   $122,271,821    $     396,393    $  (3,647,218)    $  (3,250,825)
Value Opportunities Fund                 $204,880,485    $   1,193,971    $ (46,955,987)    $ (45,762,016)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       ------------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  February 23, 2009